--------------------------------------------------------------------------------
Fellow Shareholders
--------------------------------------------------------------------------------

MARKET ENVIRONMENT

The bond market continued its yearlong rally over the last six months, buoyed by subdued inflation and the renewed vigor of budget-balancing efforts in Washington. Yields on money market securities declined. The market's surge in the first half of 1995 was driven by an inventory correction that pushed economic growth down to an annualized rate of 1.3% in the second calendar quarter, well below the robust 4.1% pace of 1994. The economy's anemic performance sparked concern that the Federal Reserve's long period of monetary tightening, with seven hikes in the key federal funds target between February 1994 and February 1995, had perhaps gone too far.

--------------------------------------------------------------------------------
Interest Rate Levels
--------------------------------------------------------------------------------

                             [GRAPH APPEARS HERE]

     A 4-line chart showing interest rates on the 1-Year Treasury bill, 30-day commercial paper, 90-day Treasury bill, and the fed funds rate from 11/30/94 through 11/30/95.

     Responding to indications of softness, the Fed lowered the federal funds target to 5.75% in July, its first reduction in nearly three years. Money market yields, which generally track the fed funds rate, fell in tandem. Subsequently, they declined further on continued signs of subdued inflation and a belief that federal deficit reduction will lead to a more stimulative Fed policy over the next few years. Nevertheless, money market yields remained competitive with yields of intermediate-term securities, which fell below the fed funds target due to optimism about deficit reduction.

     The economic expansion is now into its fifth year, but there are few, if any, signs of an impending recession. If the federal government reduces spending, the slack will have to be taken up by the private sector to maintain full employment, probably compelling the Fed to ease. That could lead to lower yields on money market securities.

PORTFOLIO STRATEGY AND PERFORMANCE

The sharp drop in short-term rates was reflected in your fund's yield, which slid from 5.62% in May to 5.40% on November 30. During the spring, we adopted a slightly longer maturity posture than our peers, based on our view that the Fed would lower interest rates due to the markedly slowing economy. On May 31, the fund's weighted average maturity (WAM)

--------------------------------------------------------------------------------
Yield Comparison
--------------------------------------------------------------------------------

                             [GRAPH APPEARS HERE]

     A bar chart showing yields on the Prime Reserve Fund, Donoghue's Average of First Tier Money Funds, and Money Market Deposit Accounts on 11/30/94, 4/30/95, 8/31/95 and 11/30/95.

stood at 64 days, and we maintained that posture for most of the succeeding six months.

     Although we reduced the fund's WAM to 60 days as of November 30, normally a response to an expected rise in rates, we still believe the Fed will ease. The slightly lower WAM merely reflects a more neutral position relative to our peers, because we believe the market has fully discounted upcoming reductions in the federal funds rate. Since the Fed, in our view, is unlikely to raise short-term interest rates in the near future, we expect to keep the fund's WAM close to its peer group average. As shown in the chart on the previous page, your fund's yield closely tracked its peer group average for the last 12 months.

     We continued to emphasize fixed rate obligations at 89% of net assets, versus floating rate instruments, because the former are more attractive in a falling rate environment. As a result of these moves, your fund produced favorable results for both reporting periods, essentially matching its peer group average.

--------------------------------------------------------------------------------
Performance Comparison
--------------------------------------------------------------------------------

                                                          Periods Ended 11/30/95
                                                          6 Months     12 Months
                                                          ----------------------
Prime Reserve Fund                                         2.68%         5.49%
Donoghue's Average of
     First Tier Money Funds                                2.66          5.44
--------------------------------------------------------------------------------

     The fund remained well diversified in high-quality, short-term debt instruments. Although exposure to the banking sector dropped from 62% of net assets to 48% over the last six months, it remains relatively high because banks account for the bulk of short-term debt issuance. We made some significant shifts among various bank instruments, but these moves reflected the availability more than the relative attractiveness of these securities. For instance, although we are comfortable with the credit outlook for foreign banks, we decreased our holdings of U.S. dollar-denominated foreign negotiable CDs from 23% of net assets on May 31 to 10% on November 30 due to lack of supply in that sector.

OUTLOOK

If Congress and the Clinton administration can rise above their rancorous debate to achieve meaningful steps toward deficit reduction, interest rates are likely to edge lower in 1996. Although progress could still evaporate, as it did with the Gramm-Rudman-Hollings proposals in the 1980s, we remain cautiously optimistic on the prospects for a balanced budget by 2002. In our view, inflation will remain subdued, and the economy will grow in real terms at its historical pace of approximately 2.5%.

                             Respectfully submitted,

                             /s/ Edward A. Wiese

                             Edward A. Wiese
                             President and Chairman of the
                             Investment Advisory Committee

December 15, 1995

--------------------------------------------------------------------------------
Portfolio Highlights
T. Rowe Price Prime Reserve Fund / November 30, 1995
--------------------------------------------------------------------------------

--------------------------------------------------------------------------------
Key Statistics
--------------------------------------------------------------------------------

7-Day Compound Dividend Yield*
--------------------------------------------------------------------------------
As of 5/31/95                                                           5.62%
As of 11/30/95                                                          5.40

Dividend Per Share (Periods Ended 11/30/95)
--------------------------------------------------------------------------------
6 Months                                                              $0.027
12 Months                                                              0.054
--------------------------------------------------------------------------------

* Dividends earned and reinvested for the periods indicated are annualized and divided by the average daily net asset values per share for the same period. The yield will vary with market conditions.


--------------------------------------------------------------------------------
Maturity Diversification
--------------------------------------------------------------------------------

                                                           Percent of Net Assets
Range (days)                                               5/31/95      11/30/95
--------------------------------------------------------------------------------
0-30                                                         40%           40%
31-60                                                        22            17
61-90                                                        20            30
91-120                                                        4             8
121-180                                                       8            --
181-365                                                       6             5
--------------------------------------------------------------------------------
Weighted Average                                           64 days       60 days
--------------------------------------------------------------------------------


--------------------------------------------------------------------------------
Quality Diversification
--------------------------------------------------------------------------------

                                                           Percent of Net Assets
TRPA Quality Rating*                                       5/31/95      11/30/95
--------------------------------------------------------------------------------
       1                                                     26%           16%
       2                                                     62            65
       3                                                     12            19
--------------------------------------------------------------------------------
Weighted Average                                            1.8           2.0
--------------------------------------------------------------------------------

* On a scale of 1 to 10, with Grade 1 representing highest quality.


--------------------------------------------------------------------------------
Sector Diversification*
--------------------------------------------------------------------------------

                                                           Percent of Net Assets
                                                           5/31/95      11/30/95
--------------------------------------------------------------------------------
Banking                                                      15%           20%
Foreign Government and
  Municipalities                                              4            11
U.S. Dollar-Denominated
  Foreign Negotiable CDs                                     23            10
Domestic Negotiable
  Bank Notes                                                  9             7
Finance and Credit                                            7             7
Eurodollar Negotiable CDs                                    10             6
Broker/Dealers                                                1             5
Asset-Backed                                                  8             5
U.K. Building Societies                                       5             5
Industrial                                                    7             4
U.S. Government and
  Agency                                                     --             3
Automobiles                                                  --             3
Telephone                                                     3             3
Canadian Government and
  Municipalities                                             --             3
--------------------------------------------------------------------------------
Fixed Rate Obligations                                       92            89

Floating Rate Instruments                                     8            11
--------------------------------------------------------------------------------

* Sectors representing at least 2% of net assets on 11/30/95.


--------------------------------------------------------------------------------
Average Annual Compound Total Return
--------------------------------------------------------------------------------

Periods Ended November 30, 1995

                 1 Year             5 Years             10 Years
                 ------             -------             --------
                 5.49%               4.19%               5.73%

--------------------------------------------------------------------------------
Note: For the above periods ended 9/30/95, the fund's returns were 5.36%, 4.27%, and 5.77%, respectively.

Total return represents past performance and may vary. While the fund is managed to maintain a stable share price of $1.00, this is not guaranteed.
--------------------------------------------------------------------------------

--------------------------------------------------------------------------------
Statement of Net Assets
T. Rowe Price Prime Reserve Fund / November 30, 1995 (Unaudited)
--------------------------------------------------------------------------------
(amounts in thousands)

                                                                                                   Amount            Value
                                                                                                 ----------        ----------
-----------------------------------------------------------------------------------------------------------------------------
Auto-Backed -- 0.0%
-----------------------------------------------------------------------------------------------------------------------------
Banc One Auto Trust, 6.363%, 4/15/96 (Cost $1,835)........................................       $    1,835        $    1,835
-----------------------------------------------------------------------------------------------------------------------------
Bank Notes -- 7.0%
-----------------------------------------------------------------------------------------------------------------------------
Bank of New York (Delaware), 5.92%, 10/24/96..............................................           65,000            65,000
Bank One Milwaukee, 7.25%, 2/9/96.........................................................           14,000            14,034
Boatmen's Bank, VR, 5.875%, 2/14/96.......................................................           21,000            20,998
FCC National Bank, 5.77%, 2/16/96.........................................................           25,000            24,998
First National Bank of Boston, VR, 5.958%, 1/10/96........................................           23,000            23,002
First National Bank of Maryland, 5.73%, 2/6/96............................................           25,000            25,001
First Union National Bank (North Carolina), 5.80%, 1/31/96................................           25,000            25,000
Huntington National, VR, 5.84%, 12/13/95..................................................           25,000            25,000
NBD Bank, N.A., 6.125%, 6/3/96............................................................           14,150            14,182
PNC Bank, N.A., 5.93%, 2/26/96............................................................           10,000            10,003
   VR, 5.763, 12/19/95....................................................................           30,000            29,993
-----------------------------------------------------------------------------------------------------------------------------
TOTAL BANK NOTES (COST $277,211)..........................................................                            277,211

-----------------------------------------------------------------------------------------------------------------------------
Bankers' Acceptances -- 0.0%
-----------------------------------------------------------------------------------------------------------------------------
First Alabama Bank, 5.72%, 2/14/96 (Cost $983)............................................            1,000               983

-----------------------------------------------------------------------------------------------------------------------------
Certificates of Deposit -- 17.1%
-----------------------------------------------------------------------------------------------------------------------------
ABN AMRO, 5.74%, 12/19/95.................................................................           10,000            10,001
   (London), 5.74%, 1/18/96...............................................................           46,000            46,001
Banco Bilbao Vizcaya, (London), 5.81%, 2/1/96.............................................           15,000            15,000
Bank of Nova Scotia, 5.71 - 5.75%, 1/31 - 2/13/96.........................................           27,000            26,999
Bank of Scotland, (London), 5.79%, 2/20/96................................................           65,000            65,003
Banque Nationale de Paris, 5.75 - 5.84%, 1/23 - 2/29/96...................................           78,000            77,996
Bayerische Hypotheken und Wechsel, 5.68%, 3/22/96.........................................           33,000            32,989
   (London), 5.76 - 5.79%, 2/12 - 2/14/96.................................................           55,000            55,001
Bayerische Landesbank, 5.67%, 12/15/95....................................................           20,000            20,000
Canadian Imperial Bank of Commerce, 5.77 - 5.78%, 12/26/95................................           45,000            45,000
Chemical Bank, (London), 5.74%, 12/6/95...................................................           22,000            22,000
Commerzbank, 5.76%, 12/1/95...............................................................            9,000             9,000
Credit Suisse, 5.64%, 1/17/96.............................................................            5,000             4,999
MBNA America Bank N.A., 5.75 - 5.85%, 3/4 - 3/18/96.......................................           45,000            45,000
National Bank of Canada, VR, 5.813%, 12/26/95.............................................           20,000            20,000
NBD Bank, N.A., (London), 5.75%, 3/11/96..................................................           12,000            12,001
Royal Bank of Canada, 5.62%, 12/21/95.....................................................           50,000            49,999

--------------------------------------------------------------------------------

--------------------------------------------------------------------------------

                                                                                                   Amount            Value
                                                                                                 ----------        ----------
Societe Generale, 5.73 - 5.86%, 1/8 - 3/20/96.............................................       $  100,000        $  100,004
   (London), 5.77%, 2/29/96...............................................................           20,000            20,002
-----------------------------------------------------------------------------------------------------------------------------
TOTAL CERTIFICATES OF DEPOSIT (COST $676,995)                                                                         676,995

-----------------------------------------------------------------------------------------------------------------------------
Commercial Paper -- 61.1%
-----------------------------------------------------------------------------------------------------------------------------
Abbey National North America, 5.67 - 5.72%, 12/7/95 - 1/31/96.............................           84,300            83,077
A H Robins, 4(2), 5.72 - 5.75%, 12/13/95 - 2/6/96.........................................           30,600            30,236
American Express Credit, 5.65 - 5.67%, 12/5/95 - 3/14/96..................................           67,900            66,612
American Home Products, 4(2), 5.72%, 2/7/96...............................................           29,000            28,456
ANZ (Delaware), 5.70 - 5.73%, 12/1/95 - 1/26/96...........................................           22,839            22,496
Asset Securitization Cooperative, 4(2), 5.65 - 5.74%, 12/8/95 - 2/16/96...................           85,700            84,481
AT&T, 5.64 - 5.70%, 1/25 - 2/22/96........................................................           55,700            54,674
Bank of Nova Scotia, 5.70%, 12/18/95......................................................           50,000            49,557
Barnett Banks, 5.81%, 12/7/95.............................................................           30,400            30,297
B.B.V. Finance (Delaware), 5.61%, 1/26/96.................................................           17,000            16,531
BMW U.S. Capital, 5.66 - 5.69%, 2/12 - 2/22/96............................................           46,550            45,808
BNP Canada, 5.65 - 5.70%, 12/13 - 12/19/95................................................            7,000             6,878
Cadbury Schweppes Money Management, 5.75%, 12/6/95........................................           10,000             9,909
Caisse des Depots et Consignations, 4(2), 5.62 - 5.77%, 12/5/95 - 2/1/96..................           97,302            96,242
Caisse Nationale des Telecommunications, 5.75%, 12/4/95...................................            7,480             7,455
Chase Manhattan, 5.67%, 2/13/96...........................................................           50,000            49,287
Cheltenham & Glouster, 5.55 - 5.71%, 12/14/95 - 2/8/96....................................           49,200            48,285
Chemical Banking, 5.72%, 1/31/96..........................................................           10,000             9,854
Ciesco L.P., 4(2), 5.70%, 12/13 - 12/20/95................................................           28,700            28,391
CIT Group Holdings, 5.68%, 2/2/96.........................................................            3,897             3,848
Corestates Capital, 5.67%, 2/13/96........................................................           10,000             9,855
Countrywide Funding, 5.76 - 5.77%, 12/11 - 12/18/95.......................................           58,800            58,448
CPC International, 4(2), 5.67%, 2/13/96...................................................           20,000            19,622
Cregem North America, 5.50 - 5.72%, 12/29/95 - 2/15/96....................................           75,000            73,356
Daimler-Benz North America, 5.66%, 2/15/96................................................           17,000            16,738
Dean Witter Discover & Company, 5.70 - 5.73%, 1/11 - 1/23/96..............................           40,000            39,528
Delaware Funding, 5.62%, 12/14/95.........................................................            5,066             4,998
Dover, 4(2), 5.74 - 5.75%, 12/11 - 12/13/95...............................................           21,000            20,899
Export Development, 5.80%, 12/5/95........................................................            2,564             2,559
Exxon Imperial, 4(2), 5.72%, 1/19/96......................................................           22,286            22,003
Finnish Export Credit Ltd., 5.70 - 5.71%, 1/17 - 1/29/96..................................           26,800            26,371
Ford Credit Europe, 5.68%, 2/12/96........................................................           31,000            30,418
Ford Motor Credit, 5.65%, 12/12/95........................................................           25,000            24,651
Generale Bank, 5.65 - 5.68%, 2/21 - 3/6/96................................................           40,000            39,401
Hanson Finance (U.K.), 4(2), 5.67 - 5.70%, 1/19 - 2/28/96.................................           23,365            22,996
Household Finance, 5.73%, 12/7/95.........................................................           11,000            10,947
Household International, 4(2), 5.70%, 2/15/96.............................................           25,000            24,529
Island Finance Puerto Rico, 5.66 - 5.73%, 1/22 - 3/8/96...................................           80,850            79,579
KFW International Finance, 5.665 - 5.75%, 2/7 - 2/29/96...................................           35,000            34,513
Kingdom of Spain, 5.75%, 1/17/96..........................................................           13,400            13,293
Kingdom of Sweden, 5.50 - 5.70%, 1/16 - 2/27/96...........................................          107,500           104,800

--------------------------------------------------------------------------------

--------------------------------------------------------------------------------

                                                                                                   Amount            Value
                                                                                                 ----------        ----------
Korea Development Bank, 5.67%, 2/8 - 2/26/96..............................................       $   45,000        $   44,348
Merrill Lynch & Co., 5.75%, 1/30/96.......................................................           44,000            43,424
Mobil Australia Finance, 4(2), 5.665%, 2/16/96............................................            6,780             6,681
National Australia Funding (Delaware), 5.72%, 1/22/96.....................................           19,500            19,243
National City Credit, 5.70 - 5.73%, 12/1 - 12/13/95.......................................           60,100            59,488
NationsBank, 5.625%, 1/12/96..............................................................           15,000            14,634
Nestle Capital, 5.68%, 2/2/96.............................................................            5,000             4,938
New Center Asset Trust, 5.74%, 12/12/95...................................................           25,000            24,884
Nordic Investment, 5.70%, 12/28/95........................................................           25,000            24,671
Pepsico, 4(2), 6.90%, 2/16/96.............................................................           15,000            15,029
Preferred Receivables Funding, 5.73 - 5.75%, 12/5/95 - 1/24/96............................           28,900            28,737
Province of British Columbia, 5.60 - 5.65%, 12/12/95 - 1/3/96.............................           65,300            63,646
Province of Quebec, 5.62 - 5.80%, 12/6/95 - 2/27/96.......................................           34,422            33,525
Repsol International, 5.65%, 12/4/95......................................................           20,000            19,523
Republic New York, 5.61%, 1/4/96..........................................................           20,000            19,536
Royal Bank of Canada, 5.72%, 1/22/96......................................................           23,000            22,700
RTZ America, 4(2), 5.62%, 12/15/95........................................................           10,000             9,858
Santander Finance (Delaware), 5.65%, 12/22/95.............................................           18,000            17,520
SBNSW (Delaware), 5.65%, 2/15 - 2/20/96...................................................           30,000            29,421
Sears Roebuck Acceptance, 5.75%, 1/29/96..................................................           35,000            34,502
Smith Barney Shearson, 5.75%, 12/22/95....................................................           35,000            34,827
Southern Company, 4(2), 5.75%, 12/18 - 12/21/95...........................................            6,193             6,165
Southern New England Telecommunications, 4(2), 5.72%, 1/26/96.............................           11,428            11,299
Statoil (Den Norske Stats Oljeselskap), 5.74 - 5.75%, 12/8 - 12/19/95.....................           19,500            19,401
Sysco, 4(2), 5.70%, 12/14/95..............................................................           17,000            16,841
Tasmanian Public Finance, 5.55 - 5.61%, 2/5 - 3/18/96.....................................           48,000            46,635
Teco Finance, 4(2), 5.665%, 2/16/96.......................................................            6,000             5,913
Telstra, 5.72%, 12/15/95..................................................................            8,000             7,954
Transamerica Financial Group, 5.68%, 2/23/96..............................................           30,000            29,583
U.S. Borax & Chemical, 4(2), 5.665 - 5.67%, 2/12 - 2/20/96................................           38,700            38,116
Western Australian Treasury, 5.68%, 2/20/96...............................................            3,775             3,726
Westpac Capital, 5.50 - 5.67%, 12/12/95 - 1/31/96.........................................           60,000            58,315
WMX Technologies, 4(2), 5.45%, 3/27/96....................................................           35,000            33,633
Wool International, 5.64%, 2/2/96.........................................................           21,300            20,783
Woolwich Building Society, 5.52 - 5.57%, 12/14/95.........................................           54,000            52,741
Yale University, 5.66 - 5.70%, 1/19 - 2/20/96.............................................           16,732            16,480
Yorkshire Building Society, 5.68 - 5.70%, 12/11/95 - 2/20/96..............................           25,000            24,729
-----------------------------------------------------------------------------------------------------------------------------
TOTAL COMMERCIAL PAPER (COST $2,415,327)                                                                            2,415,327

-----------------------------------------------------------------------------------------------------------------------------
Medium-Term Notes -- 11.6%
-----------------------------------------------------------------------------------------------------------------------------
AT&T Capital, VR, 5.838%, 12/15/95........................................................           40,000            40,000
Bear Stearns Company, VR, 5.894%, 12/29/95................................................           45,000            45,000
Chemical Banking, VR, 6.075 - 6.238%, 1/19 - 2/19/96......................................           27,295            27,333
Citicorp, Eurodollar, VR, 6.00%, 12/15/95.................................................            9,000             9,000
Corestates Capital, VR, 5.873%, 12/16/95..................................................            5,250             5,252
Corporate Asset Funding, VR, 5.787%, 12/29/95.............................................           28,000            27,992

--------------------------------------------------------------------------------

--------------------------------------------------------------------------------

                                                                                                   Amount            Value
                                                                                                 ----------        ----------
Fleet Mortgage Group, VR, 5.763 - 6.163%, 12/20 - 12/28/95................................       $   39,000        $   39,019
Ford Motor Credit, VR, 6.175 - 6.188%, 1/10 - 2/10/96.....................................            8,950             8,965
General Electric Capital, 4.46%, 4/1/96...................................................            5,000             4,977
General Motors Acceptance Corporation, 8.625 - 9.00%, 2/8 - 7/15/96.......................            6,000             6,043
   VR, 5.88 - 5.93%, 12/5/95..............................................................           21,880            21,879
      Eurodollar, 6.25%, 12/1/95..........................................................            6,000             6,013
Goldman Sachs Group LP, VR, 5.828%, 12/24/95..............................................           42,000            42,000
Morgan Stanley Group, VR, 5.95%, 12/11/95.................................................           10,000            10,000
PHH, VR, 5.791%, 12/9/95..................................................................           50,000            49,977
Sears Roebuck Acceptance, 8.54%, 8/14/96..................................................            3,000             3,049
Toyota Motor Credit, 15.00%, 12/29/95.....................................................           30,000            30,205
Wells Fargo & Company, VR, 5.813%, 12/20/95...............................................            5,000             5,000
WMX Technologies, 4.875%, 6/15/96.........................................................            4,000             3,978
World Savings & Loan Association, VR, 5.813%, 12/14 - 12/21/95............................           72,000            71,999
-----------------------------------------------------------------------------------------------------------------------------
TOTAL MEDIUM-TERM NOTES (COST $457,681)...................................................                            457,681

-----------------------------------------------------------------------------------------------------------------------------
U.S. Government Agency Obligations -- 3.1%
-----------------------------------------------------------------------------------------------------------------------------
Federal National Mortgage Assn., 5.813 - 6.00%, 12/27/95 - 10/7/96........................          100,000           100,000
   VR, 5.58%, 2/16/96.....................................................................           23,000            22,990
-----------------------------------------------------------------------------------------------------------------------------
TOTAL U.S. GOVERNMENT AGENCY OBLIGATIONS (COST $122,990)..................................                            122,990
-----------------------------------------------------------------------------------------------------------------------------
TOTAL INVESTMENTS IN SECURITIES -- 99.9% OF NET ASSETS (COST $3,953,022)..................                          3,953,022
-----------------------------------------------------------------------------------------------------------------------------

OTHER ASSETS LESS LIABILITIES.............................................................                              2,879
                                                                                                                   ----------

NET ASSETS CONSIST OF:                                                                              Value
                                                                                                 ----------
Accumulated net investment income - net of distributions..................................       $      991
Accumulated net realized gain/loss - net of distributions.................................           (2,912)
Paid-in-capital applicable to 3,958,981,723 shares of $0.01 par
   value capital stock outstanding; 15,000,000,000 shares authorized......................        3,957,822
                                                                                                 ----------
NET ASSETS................................................................................                         $3,955,901
                                                                                                                   ==========
NET ASSET VALUE PER SHARE.................................................................                              $1.00
                                                                                                                        =====
-----------------------------------------------------------------------------------------------------------------------------

 VR  Variable Rate

4(2) Commercial Paper sold within terms of a private placement memorandum, exempt from registration under section 4.2 of the Securities Act of 1933, as amended, and may be sold only to dealers in that program or other "accredited investors".

The accompanying notes are an integral part of these financial statements.

--------------------------------------------------------------------------------
Statement of Operations
--------------------------------------------------------------------------------
T. Rowe Price Prime Reserve Fund / Six Months Ended November 30, 1995
(Unaudited)
(in thousands)

INVESTMENT INCOME
Interest income..................................................      $116,483
                                                                       --------
Expenses
  Investment management..........................................         7,618
  Shareholder servicing..........................................         5,057
  Prospectus and shareholder reports.............................           185
  Custody and accounting.........................................           168
  Registration...................................................            33
  Directors......................................................            19
  Legal and audit................................................            17
  Miscellaneous..................................................            33
                                                                       --------
  Total expenses.................................................        13,130
                                                                       --------
Net investment income............................................       103,353
                                                                       --------
REALIZED AND UNREALIZED GAIN (LOSS)
Net realized gain (loss) on securities...........................           301
Change in net unrealized gain or loss on securities..............           335
                                                                       --------
Net realized and unrealized gain (loss)..........................           636
                                                                       --------
INCREASE (DECREASE) IN NET ASSETS FROM OPERATIONS................      $103,989
                                                                       ========

The accompanying notes are an integral part of these financial statements.

--------------------------------------------------------------------------------
Statement of Changes in Net Assets
--------------------------------------------------------------------------------
T. Rowe Price Prime Reserve Fund (Unaudited)
(in thousands)

                                                                                       Six Months Ended         Year Ended
                                                                                       November 30, 1995       May 31, 1995
                                                                                       -----------------       ------------
INCREASE (DECREASE) IN NET ASSETS FROM
Operations
  Net investment income.........................................................          $   103,353          $   179,199
  Net realized gain (loss)......................................................                  301                  613
  Change in net unrealized gain or loss.........................................                  335                2,005
                                                                                          -----------          -----------
  Increase (decrease) in net assets from operations.............................              103,989              181,817
                                                                                          -----------          -----------
Distributions to shareholders
  Net investment income.........................................................             (104,127)            (179,540)
                                                                                          -----------          -----------
Capital share transactions*
  Shares sold...................................................................            3,635,426            6,221,625
  Distributions reinvested......................................................              100,634              172,687
  Shares redeemed...............................................................           (3,620,799)          (6,183,066)
                                                                                          -----------          -----------
  Increase (decrease) in net assets from capital share transactions.............              115,261              211,246
                                                                                          -----------          -----------
Increase (decrease) in net assets...............................................              115,123              213,523
NET ASSETS
Beginning of period.............................................................            3,840,778            3,627,255
                                                                                          -----------          -----------
End of period...................................................................          $ 3,955,901          $ 3,840,778
                                                                                          ===========          ===========
--------------------------------------------------------------------------------------------------------------------------
*Share information
  Shares sold...................................................................            3,635,426            6,221,625
  Distributions reinvested......................................................              100,636              172,682
  Shares redeemed...............................................................           (3,620,799)          (6,183,066)
                                                                                          -----------          -----------
  Increase (decrease) in shares outstanding.....................................              115,263              211,241
                                                                                          ===========          ===========
--------------------------------------------------------------------------------------------------------------------------

The accompanying notes are an integral part of these financial statements.

--------------------------------------------------------------------------------
Notes to Financial Statements
--------------------------------------------------------------------------------
T. Rowe Price Prime Reserve Fund / November 30, 1995 (Unaudited)

NOTE 1 - SIGNIFICANT ACCOUNTING POLICIES

T. Rowe Price Prime Reserve Fund, Inc., (the fund) is registered under the Investment Company Act of 1940 as a diversified, open-end management investment company.

A) Valuation - Securities are valued at amortized cost. Assets and liabilities for which such valuation procedures are deemed not to reflect fair value are stated at fair value as determined in good faith by or under the supervision of the officers of the fund, as authorized by the Board of Directors.

B) Premiums and Discounts - Premiums and discounts on debt securities are amortized for both financial reporting and tax purposes.

C) Other - Income and expenses are recorded on the accrual basis. Investment transactions are accounted for on the trade date. Realized gains and losses are reported on the identified cost basis. Distributions to shareholders are recorded by the fund on the ex-dividend date. Income and capital gain distributions are determined in accordance with federal income tax regulations and may differ from those determined in accordance with generally accepted accounting principles.

NOTE 2 - FEDERAL INCOME TAXES

No provision for federal income taxes is required since the fund intends to continue to qualify as a regulated investment company and distribute all of its taxable income. The fund has unused realized capital loss carryforwards for federal income tax purposes of $3,212,000, of which $904,000 expires in 1996, $1,035,000 in 1997, and $1,273,000 in 1998. The fund intends to retain gains realized in future periods that may be offset by available capital loss carryforwards.

     At November 30, 1995, the aggregate cost of investments for federal income tax and financial reporting purposes was $3,953,022,000.

NOTE 3 - RELATED PARTY TRANSACTIONS

The investment management agreement between the fund and T. Rowe Price Associates, Inc. (the Manager) provides for an annual investment management fee, of which $1,269,000 was payable at November 30, 1995. The fee is computed daily and paid monthly, and consists of an Individual Fund Fee equal to 0.05% of average daily net assets and a Group Fee. The Group Fee is based on the combined assets of certain mutual funds sponsored by the Manager or Rowe Price-Fleming International, Inc. (the Group). The Group Fee rate ranges from 0.48% for the first $1 billion of assets to 0.31% for assets in excess of $34 billion. At November 30, 1995, and for the six months then ended, the effective annual Group Fee rate was 0.34%. The fund pays a pro rata share of the Group Fee based on the ratio of its net assets to those of the Group.

     In addition, the fund has entered into agreements with the Manager and two wholly owned subsidiaries of the Manager, pursuant to which the fund receives certain other services. The Manager computes the daily share price and maintains the financial records of the fund. T. Rowe Price Services, Inc. (TRPS), is the fund's transfer and dividend disbursing agent and provides shareholder and administrative services to the fund. T. Rowe Price Retirement Plan Services, Inc., provides subaccounting and recordkeeping services for certain retirement accounts invested in the fund. Additionally, the fund is one of several T. Rowe Price mutual funds (the Underlying Funds) in which the T. Rowe Price Spectrum Growth and Income Funds (Spectrum) invests. In accordance with an Agreement among Spectrum, the Underlying Funds, the Manager, and TRPS, expenses from the operation of Spectrum are borne by the Underlying Funds based on each Underlying Fund's proportionate share of assets owned by Spectrum. The fund incurred expenses pursuant to these related party agreements totaling approximately $4,277,000 for the six months ended November 30, 1995, of which $837,000 was payable at period-end.

--------------------------------------------------------------------------------
Financial Highlights
--------------------------------------------------------------------------------
T. Rowe Price Prime Reserve Fund (Unaudited)

                                                              For a share outstanding throughout each period
                                             ---------------------------------------------------------------------------------
                                                Six                    Three
                                              Months       Year        Months                      Year Ended
                                               Ended       Ended       Ended       -------------------------------------------
                                             Nov. 30,     May 31,      May 31,     Feb. 28,    Feb. 28,   Feb. 29,    Feb. 28,
                                               1995        1995        1994++        1994        1993       1992        1991
                                             --------     -------      -------     --------    --------   --------    --------
NET ASSET VALUE,
  BEGINNING OF PERIOD..................       $1.000      $1.000       $1.000       $1.000      $1.000     $1.000      $1.000
                                              ------      ------       ------       ------      ------     ------      ------
Investment Activities
  Net investment income................        0.027       0.047        0.008        0.026       0.030      0.051       0.073
Distributions
  Net investment income................       (0.027)     (0.047)      (0.008)      (0.026)     (0.030)    (0.051)     (0.073)
                                              ------      ------       ------       ------      ------     ------      ------
NET ASSET VALUE,
  END OF PERIOD........................       $1.000      $1.000       $1.000       $1.000      $1.000     $1.000      $1.000
                                              ======      ======       ======       ======      ======     ======      ======
------------------------------------------------------------------------------------------------------------------------------
RATIOS/SUPPLEMENTAL DATA
Total return...........................         2.68%       4.85%        0.76%        2.60%       3.06%      5.26%       7.56%
Ratio of expenses to average
  net assets...........................         0.67%+      0.67%        0.73%+       0.74%       0.75%      0.78%       0.75%
Ratio of net investment income
  to average net assets................         5.26%+      4.76%        3.02%+       2.56%       3.04%      5.14%       7.33%
Net assets, end of period
  (in millions)........................       $3,956      $3,841       $3,627       $3,379      $3,597     $4,115      $4,753
------------------------------------------------------------------------------------------------------------------------------

 + Annualized.
++ The fund's fiscal year-end was changed to May 31.

--------------------------------------------------------------------------------
SEMIANNUAL REPORT
--------------------------------------------------------------------------------

T. Rowe Price
-------------
PRIME RESERVE FUND

NOVEMBER 30, 1995


FOR YIELD, PRICE, LAST TRANSACTION, AND CURRENT BALANCE, 24 HOURS, 7 DAYS A WEEK, CALL:
1-800-638-2587 toll free
625-7676 Baltimore area

FOR ASSISTANCE WITH YOUR EXISTING FUND ACCOUNT, CALL:
Shareholder Service Center
1-800-225-5132 toll free
625-6500 Baltimore area

T. ROWE PRICE
100 East Pratt Street
Baltimore, Maryland  21202

This report is authorized for distribution only to shareholders and to others who have received a copy of the prospectus of the T. Rowe Price Prime Reserve Fund/(R)/.

[LOGO OF T. ROWE PRICE APPEARS HERE]

PRF